Shareholder Report, Line Graph (Details) B274136_Direxion Daily TSLA Bear 1X Shares_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Aug. 09, 2022	Oct. 31, 2025
Direxion Daily TSLA Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Direxion Daily TSLA Bear 1X Shares NAV
Accumulated Value	$ 6,356	$ 10,295	$ 12,084	$ 10,000	$ 2,376
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	14,273	10,341	9,389	10,000	$ 17,335
Tesla, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Tesla, Inc.
Accumulated Value	$ 8,603	$ 6,915	$ 7,835	$ 10,000	$ 15,721